Supplemental Cash Flow Disclosure (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Interest paid, net of capitalized interest	$ 43,650	$ 61,598	$ 73,067